Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

	Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 19.8%
			Australia: 0.1%
	54,000		BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	$55,120	0.1
	37,000	(1)	CSL Finance PLC, 4.050%, 04/27/2029	35,739	0.0
	25,000	(1)	CSL Finance PLC, 4.750%, 04/27/2052	23,594	0.0
	11,000	(1)	CSL Finance PLC, 4.950%, 04/27/2062	10,566	0.0
	20,000	(1)	Northern Star Resources Ltd., 6.125%, 04/11/2033	19,861	0.0
				144,880	0.1

			Belgium: 0.2%
	86,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	84,155	0.1
	124,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	126,701	0.1
				210,856	0.2

			Bermuda: 0.1%
	133,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	105,907	0.1

			Canada: 0.6%
	145,000	(2)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	127,936	0.1
	26,000		Bank of Nova Scotia/The, 4.850%, 02/01/2030	25,698	0.0
	61,000		Brookfield Finance LLC / Brookfield Finance, Inc., 3.450%, 04/15/2050	41,485	0.1
	139,000		Canadian Imperial Bank of Commerce, 3.945%, 08/04/2025	135,167	0.1
	38,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	35,404	0.0
	31,000	(2)	Enbridge, Inc., 7.375%, 01/15/2083	29,714	0.0
	31,000	(2)	Enbridge, Inc., 7.625%, 01/15/2083	30,318	0.0
	177,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	166,255	0.2
	90,000	(1)	Intact Financial Corp., 5.459%, 09/22/2032	91,101	0.1
	26,000		Magna International, Inc., 5.500%, 03/21/2033	26,988	0.0
	11,000		Nutrien Ltd., 5.800%, 03/27/2053	11,343	0.0
	15,000		Nutrien Ltd., 5.950%, 11/07/2025	15,435	0.0
				736,844	0.6

			France: 0.4%
	200,000	(1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	197,810	0.2
	287,000	(1)	BPCE SA, 5.150%, 07/21/2024	281,635	0.2
				479,445	0.4

			Ireland: 0.0%
	38,000		Trane Technologies Financing Ltd., 5.250%, 03/03/2033	39,308	0.0

			Japan: 0.2%
	200,000	(2)	Mitsubishi UFJ Financial Group, Inc., 5.441%, 02/22/2034	202,232	0.2

			Luxembourg: 0.0%
	40,000		Medtronic Global Holdings SCA, 4.500%, 03/30/2033	40,053	0.0

			Norway: 0.0%
	41,000		Equinor ASA, 3.125%, 04/06/2030	38,466	0.0

			South Africa: 0.1%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	56,583	0.1

			Switzerland: 0.3%
	400,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	384,500	0.3

			United Kingdom: 0.6%
	200,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	152,917	0.1
	200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	188,326	0.2
	35,000		Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	36,013	0.0
	37,000		Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	38,157	0.1
	150,000		Royalty Pharma PLC, 1.200%, 09/02/2025	136,076	0.1
	143,000		Royalty Pharma PLC, 1.750%, 09/02/2027	124,009	0.1
	22,000		Vodafone Group PLC, 5.750%, 02/10/2063	21,813	0.0
				697,311	0.6

			United States: 17.2%
	165,000		AbbVie, Inc., 3.200%, 11/21/2029	153,187	0.1
	154,000		AbbVie, Inc., 3.800%, 03/15/2025	151,561	0.1
	133,000		AbbVie, Inc., 4.050%, 11/21/2039	118,974	0.1
	3,000		AbbVie, Inc., 4.250%, 11/21/2049	2,650	0.0
	2,000		AbbVie, Inc., 4.300%, 05/14/2036	1,881	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

90,000		Advance Auto Parts, Inc., 3.900%, 04/15/2030	82,073	0.1
74,000	(3)	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	71,137	0.1
73,000		Advanced Micro Devices, Inc., 4.393%, 06/01/2052	68,084	0.1
153,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	147,714	0.1
10,000		Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	9,179	0.0
21,000		Alleghany Corp., 3.250%, 08/15/2051	15,325	0.0
28,000		Alleghany Corp., 3.625%, 05/15/2030	26,395	0.0
2,000		Alleghany Corp., 4.900%, 09/15/2044	1,894	0.0
21,000		Allstate Corp./The, 1.450%, 12/15/2030	16,352	0.0
51,000		Allstate Corp./The, 5.250%, 03/30/2033	51,605	0.1
134,000		Altria Group, Inc., 4.500%, 05/02/2043	107,359	0.1
52,000		Amazon.com, Inc., 2.100%, 05/12/2031	44,471	0.1
131,000		Amazon.com, Inc., 2.875%, 05/12/2041	103,285	0.1
35,000	(3)	Amazon.com, Inc., 3.600%, 04/13/2032	33,269	0.0
21,000		Amazon.com, Inc., 4.100%, 04/13/2062	18,509	0.0
34,000		Amazon.com, Inc., 4.550%, 12/01/2027	34,532	0.0
182,959		American Airlines 2021-1 Class A Pass Through Trust, 2.875%, 01/11/2036	151,074	0.1
33,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	23,005	0.0
22,000	(2)	American Electric Power Co., Inc., 3.875%, 02/15/2062	17,637	0.0
23,000		American Electric Power Co., Inc., 5.625%, 03/01/2033	23,811	0.0
37,000	(2)	American Express Co., 4.420%, 08/03/2033	35,399	0.0
44,000		American Homes 4 Rent L.P., 3.625%, 04/15/2032	38,163	0.0
17,000		American Homes 4 Rent L.P., 4.300%, 04/15/2052	13,417	0.0
43,000		American Honda Finance Corp., 4.700%, 01/12/2028	43,456	0.1
181,000		American International Group, Inc., 4.750%, 04/01/2048	162,740	0.1
205,000		American Tower Corp., 2.750%, 01/15/2027	189,134	0.2
29,000		American Tower Corp., 3.650%, 03/15/2027	27,567	0.0
40,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	33,713	0.0
15,000		Amgen, Inc., 2.770%, 09/01/2053	9,608	0.0
37,000		Amgen, Inc., 5.250%, 03/02/2033	38,034	0.0
80,000		Amgen, Inc., 5.600%, 03/02/2043	82,484	0.1
37,000		Amgen, Inc., 5.650%, 03/02/2053	38,544	0.0
31,000		Amgen, Inc., 5.750%, 03/02/2063	32,204	0.0
9,000		Apple, Inc., 1.650%, 02/08/2031	7,535	0.0
25,000		Apple, Inc., 2.850%, 08/05/2061	17,268	0.0
12,000		Apple, Inc., 4.100%, 08/08/2062	10,723	0.0
9,000		Archer-Daniels-Midland Co., 4.500%, 08/15/2033	9,016	0.0
44,000		Arthur J Gallagher & Co., 5.750%, 03/02/2053	44,176	0.1
20,000		Astrazeneca Finance LLC, 4.900%, 03/03/2030	20,465	0.0
94,000		AT&T, Inc., 3.650%, 09/15/2059	67,291	0.1
76,000	(3)	AutoZone, Inc., 4.750%, 02/01/2033	75,137	0.1
15,000		Avery Dennison Corp., 5.750%, 03/15/2033	15,616	0.0
36,000	(1)	Aviation Capital Group LLC, 6.250%, 04/15/2028	36,096	0.0
31,000		Avnet, Inc., 5.500%, 06/01/2032	30,274	0.0
26,000		Avnet, Inc., 6.250%, 03/15/2028	26,486	0.0
153,000	(2)	Bank of America Corp., 1.734%, 07/22/2027	137,322	0.1
43,000	(2)	Bank of America Corp., 2.087%, 06/14/2029	37,063	0.0
67,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	54,046	0.1
146,000	(2)	Bank of America Corp., 2.482%, 09/21/2036	110,980	0.1
72,000	(2)	Bank of America Corp., 2.572%, 10/20/2032	58,897	0.1
37,000	(2)	Bank of America Corp., 2.651%, 03/11/2032	30,914	0.0
547,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	456,824	0.4
24,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	22,318	0.0
18,000	(2)	Bank of America Corp., 3.593%, 07/21/2028	16,929	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

119,000	(2)	Bank of America Corp., 3.846%, 03/08/2037	101,566	0.1
21,000	(2)	Bank of America Corp., 4.375%, 12/31/2199	17,905	0.0
87,000	(2)	Bank of America Corp., 4.571%, 04/27/2033	82,880	0.1
33,000	(2),(3)	Bank of America Corp., 5.015%, 07/22/2033	32,662	0.0
44,000	(2),(3)	Bank of America Corp., 6.125%, 12/31/2199	43,395	0.1
42,000		Becton Dickinson & Co., 4.693%, 02/13/2028	42,198	0.0
230,000		Berry Global, Inc., 1.650%, 01/15/2027	201,579	0.2
15,000	(1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	11,410	0.0
104,000	(1)	Blackstone Holdings Finance Co. LLC, 6.200%, 04/22/2033	109,097	0.1
223,000		Boeing Co/The, 3.625%, 02/01/2031	204,482	0.2
66,000		Boeing Co/The, 5.150%, 05/01/2030	66,447	0.1
43,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	29,877	0.0
11,000		Brighthouse Financial, Inc., 4.700%, 06/22/2047	8,054	0.0
26,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	21,752	0.0
85,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	77,376	0.1
12,000	(3)	Brown-Forman Corp., 4.750%, 04/15/2033	12,144	0.0
15,000		Burlington Northern Santa Fe LLC, 4.050%, 06/15/2048	13,191	0.0
42,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	39,369	0.0
20,000	(1)	Cargill, Inc., 2.125%, 04/23/2030	17,106	0.0
69,000	(1)	Cargill, Inc., 2.125%, 11/10/2031	57,333	0.1
6,000	(1)	Cargill, Inc., 4.375%, 04/22/2052	5,573	0.0
111,000		Centene Corp., 3.000%, 10/15/2030	93,571	0.1
13,000		CenterPoint Energy Houston Electric LLC, 4.950%, 04/01/2033	13,283	0.0
28,000		CenterPoint Energy, Inc., 4.250%, 11/01/2028	26,879	0.0
36,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	30,043	0.0
38,000		Chubb INA Holdings, Inc., 1.375%, 09/15/2030	30,768	0.0
27,000		Chubb INA Holdings, Inc., 2.850%, 12/15/2051	19,089	0.0
11,000		Chubb INA Holdings, Inc., 3.050%, 12/15/2061	7,438	0.0
22,000		Cigna Corp., 3.400%, 03/15/2050	16,282	0.0
38,000		Cigna Corp., 4.800%, 08/15/2038	36,852	0.0
20,000		Cigna Group/The, 5.400%, 03/15/2033	20,779	0.0
265,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	249,091	0.2
30,000		Comcast Corp., 1.950%, 01/15/2031	24,978	0.0
99,000		Comcast Corp., 4.250%, 01/15/2033	96,478	0.1
29,000		Comcast Corp., 5.350%, 11/15/2027	30,211	0.0
72,000		Comcast Corp., 5.650%, 06/15/2035	77,353	0.1
41,000		Connecticut Light and Power Co/The, 5.250%, 01/15/2053	42,428	0.0
30,000		Constellation Energy Generation LLC, 5.600%, 03/01/2028	30,901	0.0
69,000	(1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	63,067	0.1
37,000	(1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	32,071	0.0
101,000	(1),(2)	Corebridge Financial, Inc., 6.875%, 12/15/2052	90,234	0.1
20,000		Crown Castle, Inc., 2.900%, 03/15/2027	18,576	0.0
11,000		CSX Corp., 4.500%, 11/15/2052	10,084	0.0
50,000		CSX Corp., 4.500%, 08/01/2054	44,742	0.1
10,000		CVS Health Corp., 4.300%, 03/25/2028	9,826	0.0
2,000		CVS Health Corp., 5.125%, 07/20/2045	1,899	0.0
47,000		Deere & Co., 3.100%, 04/15/2030	43,355	0.0
313,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	321,396	0.3
87,676		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	86,850	0.1
44,000		Diamondback Energy, Inc., 6.250%, 03/15/2033	46,526	0.1
40,000	(3)	Diamondback Energy, Inc., 6.250%, 03/15/2053	41,472	0.0
35,000		Discovery Communications LLC, 5.300%, 05/15/2049	29,232	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

23,000		Dollar General Corp., 3.500%, 04/03/2030	21,139	0.0
78,000	(2)	Dominion Energy, Inc., 4.350%, 12/31/2199	64,916	0.1
43,000	(2)	Dominion Energy, Inc., 4.650%, 12/31/2199	37,992	0.0
57,000		Dominion Energy, Inc., 5.375%, 11/15/2032	58,471	0.1
63,000		DTE Electric Co., 4.300%, 07/01/2044	55,864	0.1
15,000		DTE Electric Co., 5.200%, 04/01/2033	15,497	0.0
10,000		DTE Electric Co., 5.400%, 04/01/2053	10,498	0.0
2,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	1,627	0.0
2,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	1,638	0.0
2,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	1,778	0.0
11,000		Duke Energy Carolinas LLC, 5.350%, 01/15/2053	11,465	0.0
40,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	33,603	0.0
21,000		Duke Energy Florida LLC, 5.950%, 11/15/2052	23,406	0.0
20,000		Duke Energy Indiana LLC, 5.400%, 04/01/2053	20,399	0.0
12,000	(3)	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	12,356	0.0
10,000		Duke Energy Ohio, Inc., 5.650%, 04/01/2053	10,500	0.0
7,000		Duke Energy Progress LLC, 4.000%, 04/01/2052	5,841	0.0
2,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	1,729	0.0
13,000		Duke Energy Progress LLC, 5.250%, 03/15/2033	13,521	0.0
30,000		Duke Energy Progress LLC, 5.350%, 03/15/2053	31,020	0.0
16,000		Ecolab, Inc., 2.750%, 08/18/2055	10,275	0.0
18,000		Elevance Health, Inc., 4.900%, 02/08/2026	17,984	0.0
20,000		Eli Lilly & Co., 4.875%, 02/27/2053	20,703	0.0
21,000		Eli Lilly & Co., 4.950%, 02/27/2063	21,632	0.0
104,000		Energy Transfer L.P., 4.250%, 04/01/2024	102,699	0.1
1,026,000		Energy Transfer L.P., 4.900%, 02/01/2024	1,020,015	0.9
77,000		Energy Transfer L.P., 5.400%, 10/01/2047	68,559	0.1
61,000		Energy Transfer L.P., 5.750%, 02/15/2033	62,540	0.1
280,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	277,625	0.2
4,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	2,957	0.0
10,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	8,584	0.0
14,000		Entergy Arkansas LLC, 5.150%, 01/15/2033	14,391	0.0
100,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	86,310	0.1
20,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	15,724	0.0
100,000		Essential Utilities, Inc., 2.704%, 04/15/2030	86,544	0.1
34,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	24,724	0.0
42,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	36,332	0.0
38,000		Evergy Kansas Central, Inc., 5.700%, 03/15/2053	39,946	0.0
48,000		Eversource Energy, 1.400%, 08/15/2026	43,036	0.0
51,000		Eversource Energy, 2.900%, 03/01/2027	47,621	0.1
30,000		Eversource Energy, 5.450%, 03/01/2028	31,110	0.0
53,000		Exelon Corp., 5.150%, 03/15/2028	53,970	0.1
21,000		Exelon Corp., 5.600%, 03/15/2053	21,419	0.0
49,000		Extra Space Storage L.P., 2.350%, 03/15/2032	38,565	0.0
43,000		Exxon Mobil Corp., 2.995%, 08/16/2039	34,817	0.0
44,000		Exxon Mobil Corp., 3.095%, 08/16/2049	32,992	0.0
57,000		Exxon Mobil Corp., 3.452%, 04/15/2051	45,466	0.1
45,000	(3)	FedEx Corp., 5.250%, 05/15/2050	44,152	0.1
250,000		First Horizon Bank, 5.750%, 05/01/2030	235,101	0.2
3,000		Florida Power & Light Co., 2.875%, 12/04/2051	2,111	0.0
90,000	(3)	General Mills, Inc., 2.875%, 04/15/2030	80,640	0.1
202,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	202,212	0.2
32,000	(1)	Harley-Davidson Financial Services, Inc., 6.500%, 03/10/2028	32,356	0.0
27,000		HCA, Inc., 2.375%, 07/15/2031	21,811	0.0
18,000	(1)	HCA, Inc., 3.125%, 03/15/2027	16,745	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

	11,000		HCA, Inc., 3.500%, 09/01/2030	9,805	0.0
	243,000		HCA, Inc., 4.125%, 06/15/2029	227,871	0.2
	24,000	(1)	HCA, Inc., 4.375%, 03/15/2042	20,207	0.0
	6,000	(1)	HCA, Inc., 4.625%, 03/15/2052	4,991	0.0
	115,000		Healthpeak OP LLC, 3.000%, 01/15/2030	101,007	0.1
	35,000	(3)	HP, Inc., 2.650%, 06/17/2031	28,571	0.0
	28,000		Idaho Power Co., 5.500%, 03/15/2053	29,148	0.0
	27,000		Intel Corp., 3.750%, 08/05/2027	26,399	0.0
	37,000		Intel Corp., 5.125%, 02/10/2030	37,695	0.0
	44,000		Intel Corp., 5.900%, 02/10/2063	45,341	0.1
	29,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	24,525	0.0
	142,000		Intercontinental Exchange, Inc., 4.600%, 03/15/2033	141,227	0.1
	36,000		International Business Machines Corp., 4.150%, 07/27/2027	35,626	0.0
	21,000		Interstate Power and Light Co., 3.100%, 11/30/2051	14,442	0.0
	37,000	(3)	John Deere Capital Corp., 4.750%, 01/20/2028	37,799	0.0
	81,000		Johnson & Johnson, 3.625%, 03/03/2037	74,971	0.1
MXN	25,098	(4)	JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	1,247	0.0
	197,000	(2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	173,912	0.2
	58,000	(2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	52,155	0.1
	8,000	(2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	6,441	0.0
	24,000	(2)	JPMorgan Chase & Co., 2.595%, 02/24/2026	22,760	0.0
	78,000	(2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	72,369	0.1
	565,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	534,072	0.5
	510,000	(2),(3)	JPMorgan Chase & Co., 6.000%, 12/31/2199	500,437	0.4
	14,000		Kentucky Utilities Co., 5.450%, 04/15/2033	14,569	0.0
	50,000	(1)	Kenvue, Inc., 4.900%, 03/22/2033	51,679	0.1
	21,000	(1)	Kenvue, Inc., 5.050%, 03/22/2028	21,715	0.0
	35,000	(1)	Kenvue, Inc., 5.050%, 03/22/2053	36,101	0.0
	42,000	(1)	Kenvue, Inc., 5.100%, 03/22/2043	43,364	0.1
	31,000	(1)	Kenvue, Inc., 5.200%, 03/22/2063	32,153	0.0
	222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	219,510	0.2
	19,000		Kinder Morgan, Inc., 5.200%, 06/01/2033	18,891	0.0
	24,000		KLA Corp., 5.250%, 07/15/2062	24,331	0.0
	56,000	(1)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	53,410	0.1
	20,000	(3)	Lockheed Martin Corp., 5.250%, 01/15/2033	21,376	0.0
	29,000		Lockheed Martin Corp., 5.700%, 11/15/2054	33,085	0.0
	14,000		Lockheed Martin Corp., 5.900%, 11/15/2063	16,439	0.0
	14,000		Louisville Gas and Electric Co., 5.450%, 04/15/2033	14,558	0.0
	34,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	27,935	0.0
	20,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	16,349	0.0
	20,000		Lowe's Cos, Inc., 5.750%, 07/01/2053	20,398	0.0
	15,000		Lowe's Cos, Inc., 5.850%, 04/01/2063	15,229	0.0
	7,000		LYB International Finance III LLC, 3.625%, 04/01/2051	4,987	0.0
	31,000		Marsh & McLennan Cos, Inc., 5.450%, 03/15/2053	31,979	0.0
	32,000		McKesson Corp., 5.250%, 02/15/2026	32,094	0.0
	24,000		Meta Platforms, Inc., 3.500%, 08/15/2027	23,191	0.0
	62,000		Meta Platforms, Inc., 4.450%, 08/15/2052	54,615	0.1
	19,000		Meta Platforms, Inc., 4.650%, 08/15/2062	16,811	0.0
	380,000	(1),(3)	Metropolitan Edison Co., 4.000%, 04/15/2025	362,526	0.3
	28,000		Mid-America Apartments L.P., 2.750%, 03/15/2030	24,539	0.0
	130,000		Mississippi Power Co., 4.250%, 03/15/2042	111,076	0.1
	41,000		Mondelez International, Inc., 2.750%, 04/13/2030	36,430	0.0
	74,000	(2)	Morgan Stanley, 0.791%, 01/22/2025	71,211	0.1
	150,000	(2)	Morgan Stanley, 1.164%, 10/21/2025	140,174	0.1
	46,000	(2)	Morgan Stanley, 1.512%, 07/20/2027	40,918	0.0
	494,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	443,085	0.4
	47,000	(2)	Morgan Stanley, 2.720%, 07/22/2025	45,327	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

293,000		Morgan Stanley, 3.125%, 07/27/2026	277,721	0.2
21,000	(2)	Morgan Stanley, 3.591%, 07/22/2028	19,852	0.0
618,000		Morgan Stanley, 4.100%, 05/22/2023	616,734	0.5
134,000	(2)	Morgan Stanley, 5.297%, 04/20/2037	126,448	0.1
146,000	(2)	Morgan Stanley, 5.948%, 01/19/2038	145,326	0.1
16,000	(2)	Morgan Stanley, 6.296%, 10/18/2028	16,839	0.0
251,000	(2)	Morgan Stanley, 6.342%, 10/18/2033	274,360	0.2
267,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	257,456	0.2
40,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	38,087	0.0
26,000		National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	27,714	0.0
63,000	(1)	New York Life Global Funding, 4.550%, 01/28/2033	62,411	0.1
39,000		NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	38,656	0.0
40,000		NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/2033	40,139	0.0
51,000		NextEra Energy Capital Holdings, Inc., 5.250%, 02/28/2053	50,362	0.1
44,000		NextEra Energy Capital Holdings, Inc., 6.051%, 03/01/2025	44,784	0.1
20,000		NiSource, Inc., 5.250%, 03/30/2028	20,361	0.0
71,000		Northern States Power Co/MN, 3.600%, 09/15/2047	57,210	0.1
128,000		Northern Trust Corp., 6.125%, 11/02/2032	136,544	0.1
25,000		Northrop Grumman Corp., 4.950%, 03/15/2053	24,960	0.0
22,000		Nucor Corp., 4.300%, 05/23/2027	21,632	0.0
19,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	12,720	0.0
16,000		Oklahoma Gas and Electric Co., 5.400%, 01/15/2033	16,515	0.0
222,000		Oracle Corp., 2.800%, 04/01/2027	206,468	0.2
5,000		Oracle Corp., 3.600%, 04/01/2050	3,552	0.0
64,000		Oracle Corp., 3.800%, 11/15/2037	53,213	0.1
16,000		Oracle Corp., 3.950%, 03/25/2051	12,063	0.0
31,000		Oracle Corp., 6.150%, 11/09/2029	33,034	0.0
21,000		Oracle Corp., 6.900%, 11/09/2052	23,568	0.0
46,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	44,430	0.1
91,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	90,241	0.1
15,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	11,091	0.0
12,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	9,049	0.0
19,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	14,939	0.0
20,000		Pacific Gas and Electric Co., 6.750%, 01/15/2053	20,713	0.0
45,000		PacifiCorp, 5.350%, 12/01/2053	46,153	0.1
88,000		Paramount Global, 4.375%, 03/15/2043	62,614	0.1
44,000	(3)	Paramount Global, 4.950%, 01/15/2031	40,625	0.0
29,000	(3)	Paramount Global, 4.950%, 05/19/2050	21,734	0.0
4,000		Paramount Global, 5.250%, 04/01/2044	3,187	0.0
11,000		Paramount Global, 5.850%, 09/01/2043	9,519	0.0
85,000	(2)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	70,675	0.1
19,000		PayPal Holdings, Inc., 2.300%, 06/01/2030	16,278	0.0
5,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	4,507	0.0
3,000	(3)	PayPal Holdings, Inc., 4.400%, 06/01/2032	2,937	0.0
7,000		PayPal Holdings, Inc., 5.050%, 06/01/2052	6,741	0.0
44,000		PayPal Holdings, Inc., 5.250%, 06/01/2062	42,659	0.0
24,000	(1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	24,123	0.0
43,000		Philip Morris International, Inc., 5.375%, 02/15/2033	43,960	0.1
63,000		Phillips 66, 3.850%, 04/09/2025	61,669	0.1
52,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	40,932	0.0
31,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	24,885	0.0
21,000	(2),(3)	PNC Financial Services Group, Inc./The, 6.000%, 12/31/2199	19,384	0.0
141,000	(2)	PNC Financial Services Group, Inc./The, 6.250%, 12/31/2199	131,482	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

24,000		PPL Electric Utilities Corp., 5.250%, 05/15/2053	24,881	0.0
17,000		Principal Financial Group, Inc., 5.375%, 03/15/2033	17,028	0.0
17,000		Principal Financial Group, Inc., 5.500%, 03/15/2053	16,295	0.0
18,000		Prologis L.P., 2.250%, 01/15/2032	14,824	0.0
17,000		Prologis L.P., 4.750%, 06/15/2033	16,906	0.0
14,000		Prologis L.P., 5.250%, 06/15/2053	14,043	0.0
21,000		Public Service Co. of Colorado, 5.250%, 04/01/2053	21,423	0.0
20,000		Public Service Co. of New Hampshire, 5.150%, 01/15/2053	20,314	0.0
9,000		Public Service Electric and Gas Co., 5.125%, 03/15/2053	9,235	0.0
72,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	59,654	0.1
17,000		Public Storage, 1.950%, 11/09/2028	14,944	0.0
34,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	25,094	0.0
59,000		QUALCOMM, Inc., 6.000%, 05/20/2053	67,112	0.1
91,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	86,335	0.1
34,000		Raytheon Technologies Corp., 5.150%, 02/27/2033	35,403	0.0
31,000		Raytheon Technologies Corp., 5.375%, 02/27/2053	32,673	0.0
12,000	(1)	Regal Rexnord Corp., 6.300%, 02/15/2030	12,095	0.0
12,000	(1)	Regal Rexnord Corp., 6.400%, 04/15/2033	12,022	0.0
51,000		Republic Services, Inc., 5.000%, 04/01/2034	51,993	0.1
13,000		Rexford Industrial Realty L.P., 2.150%, 09/01/2031	10,311	0.0
23,000		Ross Stores, Inc., 4.700%, 04/15/2027	22,831	0.0
13,000		S&P Global, Inc., 1.250%, 08/15/2030	10,443	0.0
48,000		S&P Global, Inc., 2.700%, 03/01/2029	43,691	0.1
41,000		S&P Global, Inc., 2.900%, 03/01/2032	36,628	0.0
23,000		S&P Global, Inc., 3.700%, 03/01/2052	18,911	0.0
52,000	(1)	Sealed Air Corp., 1.573%, 10/15/2026	45,523	0.1
65,000	(2)	Sempra Energy, 4.125%, 04/01/2052	52,554	0.1
36,000		Southern Co/The, 5.113%, 08/01/2027	36,107	0.0
19,000		Southwestern Electric Power Co., 5.300%, 04/01/2033	19,159	0.0
19,000		Targa Resources Corp., 4.200%, 02/01/2033	17,105	0.0
23,000		Targa Resources Corp., 4.950%, 04/15/2052	19,115	0.0
16,000		Targa Resources Corp., 6.250%, 07/01/2052	15,805	0.0
59,000		Target Corp., 4.400%, 01/15/2033	58,696	0.1
37,000	(3)	Target Corp., 4.500%, 09/15/2032	37,099	0.0
88,000		Target Corp., 4.800%, 01/15/2053	86,541	0.1
8,000		Texas Instruments, Inc., 4.100%, 08/16/2052	7,403	0.0
24,000	(3)	Texas Instruments, Inc., 4.900%, 03/14/2033	24,983	0.0
30,000		Texas Instruments, Inc., 5.000%, 03/14/2053	31,686	0.0
39,000		Time Warner Cable LLC, 5.500%, 09/01/2041	33,736	0.0
3,000		Time Warner Cable LLC, 5.875%, 11/15/2040	2,722	0.0
5,000		T-Mobile USA, Inc., 3.000%, 02/15/2041	3,711	0.0
15,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	14,087	0.0
38,000		Toyota Motor Credit Corp., 4.450%, 06/29/2029	38,324	0.0
55,000		Toyota Motor Credit Corp., 4.550%, 09/20/2027	55,325	0.1
9,000	(2)	Truist Financial Corp., 4.800%, 12/31/2199	7,897	0.0
35,000	(2)	Truist Financial Corp., 5.100%, 12/31/2199	30,819	0.0
41,000	(2),(3)	Truist Financial Corp., 5.122%, 01/26/2034	40,019	0.0
25,000		Truist Financial Corp., 5.516%, (US0003M + 0.650%), 03/15/2028	22,672	0.0
10,000		Union Electric Co., 5.450%, 03/15/2053	10,468	0.0
50,000		Union Pacific Corp., 3.500%, 02/14/2053	39,673	0.0
28,000		Union Pacific Corp., 3.799%, 10/01/2051	23,559	0.0
29,000		Union Pacific Corp., 5.150%, 01/20/2063	29,295	0.0
73,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	55,279	0.1
36,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	28,413	0.0
30,000	(3)	UnitedHealth Group, Inc., 4.500%, 04/15/2033	29,841	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

31,000	(3)	UnitedHealth Group, Inc., 5.050%, 04/15/2053	31,376	0.0
48,000		UnitedHealth Group, Inc., 5.200%, 04/15/2063	48,663	0.1
60,180		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	59,827	0.1
200,000		Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	190,639	0.2
6,000		Verizon Communications, Inc., 2.355%, 03/15/2032	4,925	0.0
35,000		Verizon Communications, Inc., 2.650%, 11/20/2040	24,841	0.0
66,000		Verizon Communications, Inc., 3.400%, 03/22/2041	52,538	0.1
151,000		Verizon Communications, Inc., 4.125%, 08/15/2046	129,204	0.1
55,000		Verizon Communications, Inc., 4.400%, 11/01/2034	52,307	0.1
72,000	(3)	Viatris, Inc., 2.700%, 06/22/2030	58,559	0.1
26,000		Virginia Electric and Power Co., 5.450%, 04/01/2053	26,581	0.0
74,000		VMware, Inc., 1.400%, 08/15/2026	65,490	0.1
71,000	(1)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	66,923	0.1
9,000	(1)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	7,536	0.0
35,000	(1)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	28,397	0.0
20,000		Waste Management, Inc., 4.625%, 02/15/2030	20,019	0.0
10,000		Waste Management, Inc., 4.625%, 02/15/2033	10,030	0.0
9,000		WEC Energy Group, Inc., 5.000%, 09/27/2025	9,009	0.0
13,000		WEC Energy Group, Inc., 5.150%, 10/01/2027	13,237	0.0
42,000	(2)	Wells Fargo & Co., 2.164%, 02/11/2026	39,537	0.0
192,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	182,573	0.2
312,000		Wells Fargo & Co., 3.000%, 10/23/2026	292,130	0.3
6,000		Westlake Corp., 3.125%, 08/15/2051	3,824	0.0
46,000		Williams Cos, Inc./The, 5.650%, 03/15/2033	47,534	0.1
			20,665,613	17.2

	Total Corporate Bonds/Notes
	(Cost $25,335,793)		23,801,998	19.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.4%
		United States: 14.4%
135,996	(2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.004%, 05/25/2036	116,316	0.1
58,578		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	30,278	0.0
190,246		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	174,673	0.2
17,685		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	16,191	0.0
26,460		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	22,014	0.0
180,679		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	97,075	0.1
30,382	(2)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 4.391%, 05/25/2035	28,523	0.0
161,520		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	144,876	0.1
386,376	(1),(2)	COLT 2021-2 A1 Mortgage Loan Trust, 0.924%, 08/25/2066	309,496	0.3
234,616	(1),(2)	COLT 2021-3 A1 Mortgage Loan Trust, 0.956%, 09/27/2066	186,904	0.2
35,880		Countrywide Alternative Loan Trust 2005-53T2 2A6, 5.345%, (US0001M + 0.500%), 11/25/2035	18,152	0.0
122,118	(1),(2)	CSMC Trust 2015-3 B1, 3.836%, 03/25/2045	115,317	0.1
8,396	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 7.145%, (US0001M + 2.300%), 08/25/2031	8,397	0.0
152,317	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 7.295%, (US0001M + 2.450%), 07/25/2031	152,542	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

5,571	(5)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	69	0.0
6,988	(5)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	766	0.0
75,047	(5)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	13,220	0.0
25,317	(5)	Fannie Mae Interest Strip Series 328 2, 6.000%, 12/25/2032	4,303	0.0
11,873	(5)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	1,962	0.0
14,057	(5)	Fannie Mae Interest Strip Series 332 2, 6.000%, 03/25/2033	2,446	0.0
11,468	(5)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	1,897	0.0
14,257	(5)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	2,390	0.0
6,119	(5)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	1,086	0.0
6,561	(5)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	1,084	0.0
206,990	(5)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	28,981	0.0
295,560	(2),(5)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	29,765	0.0
2,937		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	2,976	0.0
4,898		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	5,018	0.0
25,909	(5)	Fannie Mae REMIC Trust 2002-12 SB, 2.905%, (-1.000*US0001M + 7.750%), 07/25/2031	2,619	0.0
16,737	(5)	Fannie Mae REMIC Trust 2002-2 SW, 2.905%, (-1.000*US0001M + 7.750%), 02/25/2032	1,784	0.0
6,843		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	7,159	0.0
2,970		Fannie Mae REMIC Trust 2002-29 F, 5.845%, (US0001M + 1.000%), 04/25/2032	3,009	0.0
7,519	(5)	Fannie Mae REMIC Trust 2002-41 S, 3.105%, (-1.000*US0001M + 7.950%), 07/25/2032	571	0.0
914		Fannie Mae REMIC Trust 2002-64 FJ, 5.845%, (US0001M + 1.000%), 04/25/2032	923	0.0
1,988		Fannie Mae REMIC Trust 2002-68 FH, 5.261%, (US0001M + 0.500%), 10/18/2032	1,977	0.0
308,175	(5)	Fannie Mae REMIC Trust 2002-77 JS, 3.239%, (-1.000*US0001M + 8.000%), 12/18/2032	34,700	0.0
8,018		Fannie Mae REMIC Trust 2002-84 FB, 5.845%, (US0001M + 1.000%), 12/25/2032	8,124	0.0
8,017		Fannie Mae REMIC Trust 2003-11 FA, 5.845%, (US0001M + 1.000%), 09/25/2032	8,123	0.0
1,713		Fannie Mae REMIC Trust 2003-116 FA, 5.245%, (US0001M + 0.400%), 11/25/2033	1,703	0.0
10,874	(5)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	2,051	0.0
10,322	(5)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	1,930	0.0
206,302	(5)	Fannie Mae REMIC Trust 2004-56 SE, 2.705%, (-1.000*US0001M + 7.550%), 10/25/2033	23,683	0.0
12,410		Fannie Mae REMIC Trust 2005-25 PS, 6.841%, (-4.400*US0001M + 28.160%), 04/25/2035	15,594	0.0
4,803	(5)	Fannie Mae REMIC Trust 2005-40 SB, 1.905%, (-1.000*US0001M + 6.750%), 05/25/2035	249	0.0
2,453		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	2,419	0.0
69,360		Fannie Mae REMIC Trust 2005-74 DK, 4.619%, (-4.000*US0001M + 24.000%), 07/25/2035	71,672	0.1
175,240		Fannie Mae REMIC Trust 2005-87 SB, 6.067%, (-3.667*US0001M + 23.833%), 10/25/2035	192,002	0.2
91,202		Fannie Mae REMIC Trust 2006-104 ES, 9.224%, (-5.000*US0001M + 33.450%), 11/25/2036	125,804	0.1
7,217		Fannie Mae REMIC Trust 2006-11 PS, 6.801%, (-3.667*US0001M + 24.567%), 03/25/2036	8,868	0.0
15,127		Fannie Mae REMIC Trust 2006-46 SW, 6.434%, (-3.667*US0001M + 24.199%), 06/25/2036	17,007	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

3,620,597	(5)	Fannie Mae REMIC Trust 2006-51 SA, 1.725%, (-1.000*US0001M + 6.570%), 06/25/2036	339,148	0.3
31,369	(5)	Fannie Mae REMIC Trust 2006-90 SX, 2.385%, (-1.000*US0001M + 7.230%), 09/25/2036	2,646	0.0
3,866,951	(5)	Fannie Mae REMIC Trust 2007-116 DI, 1.095%, (-1.000*US0001M + 5.940%), 01/25/2038	351,500	0.3
25,714	(5)	Fannie Mae REMIC Trust 2007-88 XI, 1.695%, (-1.000*US0001M + 6.540%), 06/25/2037	2,597	0.0
189,899	(5)	Fannie Mae REMIC Trust 2007-89 SB, 1.705%, (-1.000*US0001M + 6.550%), 09/25/2037	16,091	0.0
627,904	(5)	Fannie Mae REMIC Trust 2007-94 SG, 1.605%, (-1.000*US0001M + 6.450%), 10/25/2037	64,819	0.1
248,774		Fannie Mae REMIC Trust 2010-109 SN, 1.690%, (-5.000*US0001M + 25.000%), 10/25/2040	300,740	0.3
28,293		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	28,977	0.0
1,402,763	(5)	Fannie Mae REMIC Trust 2011-55 SK, 1.715%, (-1.000*US0001M + 6.560%), 06/25/2041	161,046	0.1
1,014,121	(5)	Fannie Mae REMIC Trust 2011-86 NS, 1.105%, (-1.000*US0001M + 5.950%), 09/25/2041	79,351	0.1
253,222	(5)	Fannie Mae REMIC Trust 2012-10 US, 1.605%, (-1.000*US0001M + 6.450%), 02/25/2042	30,638	0.0
414,069	(5)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	56,237	0.1
1,274,586	(5)	Fannie Mae REMIC Trust 2012-133 PS, 1.355%, (-1.000*US0001M + 6.200%), 03/25/2042	85,352	0.1
1,106,685	(5)	Fannie Mae REMIC Trust 2012-144 SB, 1.255%, (-1.000*US0001M + 6.100%), 01/25/2043	133,732	0.1
497,731	(5)	Fannie Mae REMIC Trust 2012-27 SB, 1.135%, (-1.000*US0001M + 5.980%), 11/25/2041	23,681	0.0
638,208	(5)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	56,735	0.1
2,078,781	(5)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	72,317	0.1
8,739,510	(5)	Fannie Mae REMICS 2019-15 SA, 1.155%, (-1.000*US0001M + 6.000%), 04/25/2049	977,657	0.8
14,526,938	(5)	Fannie Mae REMICS 2021-4 IN, 2.500%, 02/25/2051	1,888,171	1.6
3,297,855	(5)	Freddie Mac 3502 DL, 1.316%, (-1.000*US0001M + 6.000%), 01/15/2039	319,062	0.3
1,197		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	1,196	0.0
8,464		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	8,559	0.0
2,808	(5)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	296	0.0
16,393	(5)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	1,821	0.0
8,210		Freddie Mac REMIC Trust 2122 F, 5.134%, (US0001M + 0.450%), 02/15/2029	8,168	0.0
17,688	(5)	Freddie Mac REMIC Trust 2134 SB, 3.016%, (-1.000*US0001M + 7.700%), 03/15/2029	700	0.0
24,002	(5)	Freddie Mac REMIC Trust 2136 SG, 2.966%, (-1.000*US0001M + 7.650%), 03/15/2029	1,447	0.0
28,874	(5)	Freddie Mac REMIC Trust 2177 SB, 4.266%, (-1.000*US0001M + 8.950%), 08/15/2029	1,884	0.0
4,797		Freddie Mac REMIC Trust 2344 FP, 5.634%, (US0001M + 0.950%), 08/15/2031	4,850	0.0
2,012		Freddie Mac REMIC Trust 2412 GF, 5.634%, (US0001M + 0.950%), 02/15/2032	2,035	0.0
17,656		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	18,592	0.0
2,660		Freddie Mac REMIC Trust 2464 FI, 5.684%, (US0001M + 1.000%), 02/15/2032	2,685	0.0
2,729		Freddie Mac REMIC Trust 2470 LF, 5.684%, (US0001M + 1.000%), 02/15/2032	2,764	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

3,889		Freddie Mac REMIC Trust 2471 FD, 5.684%, (US0001M + 1.000%), 03/15/2032	3,940	0.0
3,162		Freddie Mac REMIC Trust 2504 FP, 5.184%, (US0001M + 0.500%), 03/15/2032	3,142	0.0
10,576		Freddie Mac REMIC Trust 2551 LF, 5.184%, (US0001M + 0.500%), 01/15/2033	10,539	0.0
1,134		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	1,129	0.0
134,538		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	136,484	0.1
118,548		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	120,174	0.1
24,830		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/2035	25,591	0.0
19,843	(5)	Freddie Mac REMIC Trust 3004 SB, 1.466%, (-1.000*US0001M + 6.150%), 07/15/2035	808	0.0
5,586		Freddie Mac REMIC Trust 3025 SJ, 7.574%, (-3.667*US0001M + 24.750%), 08/15/2035	6,948	0.0
436,313	(5)	Freddie Mac REMIC Trust 3223 S, 1.266%, (-1.000*US0001M + 5.950%), 10/15/2036	32,458	0.0
992,144	(5)	Freddie Mac REMIC Trust 3505 SA, 1.316%, (-1.000*US0001M + 6.000%), 01/15/2039	85,401	0.1
1,034,762	(5)	Freddie Mac REMIC Trust 3702 S, 9.308%, (-1.000*US0001M + 4.450%), 05/15/2036	35,296	0.0
443,679	(5)	Freddie Mac REMIC Trust 3925 SD, 1.366%, (-1.000*US0001M + 6.050%), 07/15/2040	14,091	0.0
469,921	(5)	Freddie Mac REMIC Trust 4136 SW, 1.566%, (-1.000*US0001M + 6.250%), 11/15/2032	28,478	0.0
296,558	(5)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	43,356	0.0
3,928,907	(5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	637,304	0.5
6,241,759	(5)	Freddie Mac REMICS 3582 SL, 1.466%, (-1.000*US0001M + 6.150%), 10/15/2039	626,986	0.5
5,595,089	(5)	Freddie Mac REMICS 4976 MI, 4.500%, 05/25/2050	1,202,608	1.0
416,270	(5)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	35,326	0.0
319,030	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 7.945%, (US0001M + 3.100%), 03/25/2050	327,132	0.3
500,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 6.410%, (SOFR30A + 1.850%), 01/25/2042	473,322	0.4
600,000	(1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 9.810%, (SOFR30A + 5.250%), 03/25/2042	593,234	0.5
200,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1B, 6.960%, (SOFR30A + 2.400%), 02/25/2042	194,539	0.2
158,344		Ginnie Mae Series 2007-8 SP, 6.610%, (-3.242*US0001M + 22.049%), 03/20/2037	193,871	0.2
749,963	(5)	Ginnie Mae Series 2010-68 MS, 1.089%, (-1.000*US0001M + 5.850%), 06/20/2040	71,956	0.1
500,476	(5)	Ginnie Mae Series 2012-97 SC, 1.972%, (-1.000*US0001M + 6.700%), 07/16/2041	32,286	0.0
7,011,665	(5)	Ginnie Mae Series 2014-133 BS, 0.839%, (-1.000*US0001M + 5.600%), 09/20/2044	624,083	0.5
91,627		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 5.265%, (US0001M + 0.210%), 04/25/2036	75,470	0.1
12,343	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	11,659	0.0
10,844	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	10,058	0.0
466,768	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B1A, 3.425%, 10/25/2050	390,595	0.3
185,426	(1),(2)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	146,791	0.1
393,689	(1),(2)	GS Mortgage-Backed Securities Trust 2022-PJ6 A24, 3.000%, 01/25/2053	325,479	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

	592,063	(1),(2)	GS Mortgage-Backed Securities Trust 2023-PJ2 A16, 5.500%, 05/25/2053	587,660	0.5
6,040		(2)	GSR Mortgage Loan Trust 2005-AR6 1A4, 4.324%, 09/25/2035	5,828	0.0
340,359			IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 5.265%, (US0001M + 0.420%), 04/25/2046	276,312	0.2
381,155		(1),(2)	J.P. Morgan Mortgage Trust 2022-6 A3, 3.000%, 11/25/2052	325,557	0.3
993,346		(1),(2)	J.P. Morgan Mortgage Trust 2023-2 A3A, 5.000%, 07/25/2053	970,763	0.8
440,818		(2)	JP Morgan Mortgage Trust 2005-A4 B1, 3.701%, 07/25/2035	390,013	0.3
28,553		(2)	JP Morgan Mortgage Trust 2007-A1 7A1, 3.846%, 07/25/2035	26,315	0.0
246,968		(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.748%, 08/25/2047	221,345	0.2
185,209		(1),(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	167,115	0.2
40,454		(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	36,254	0.0
1,876		(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	1,855	0.0
7,174		(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	6,934	0.0
133,862			Lehman XS Trust Series 2005-5N 1A2, 5.205%, (US0001M + 0.360%), 11/25/2035	124,979	0.1
31,051		(2)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 3.668%, 04/25/2036	28,450	0.0
158,780		(1),(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	125,954	0.1
1,215,800		(2),(5)	RALI Series Trust 2006-QO1 X2, 0.826%, 02/25/2046	55,017	0.1
5,797		(1),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	5,406	0.0
3,179,779		(2),(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 4.250%, 08/25/2045	2,906	0.0
21,687		(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.805%, 10/25/2036	19,049	0.0
75,861		(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.680%, 08/25/2046	65,521	0.1
160,130		(2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.489%, 12/25/2036	139,531	0.1
37,816			Wells Fargo Alternative Loan 2007-PA2 2A1, 5.275%, (US0001M + 0.430%), 06/25/2037	30,335	0.0
97,282		(1),(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.756%, 08/20/2045	87,227	0.1

		Total Collateralized Mortgage Obligations
		(Cost $20,675,672)		17,315,042	14.4

SOVEREIGN BONDS: 18.1%
			Australia: 0.2%
AUD	558,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	292,560	0.2

			Brazil: 2.5%
BRL	1,210,000		Brazil Notas do Tesouro Nacional Serie B, 6.000%, 05/15/2055	969,494	0.8
BRL	1,300,000		Brazil Notas do Tesouro Nacional Series B, 6.000%, 08/15/2050	1,024,277	0.9
BRL	520,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2027	988,938	0.8
				2,982,709	2.5

			Canada: 0.3%
CAD	575,000		Canadian Government Bond, 2.000%, 12/01/2051	340,614	0.3

			China: 8.7%
CNY	4,120,000		China Government Bond, 2.690%, 08/15/2032	590,464	0.5
CNY	13,660,000		China Government Bond, 2.850%, 06/04/2027	2,003,113	1.7
CNY	6,880,000		China Government Bond, 3.250%, 06/06/2026	1,025,365	0.8
CNY	29,640,000		China Government Bond, 3.250%, 11/22/2028	4,451,307	3.7
CNY	12,880,000		China Government Bond, 3.290%, 05/23/2029	1,941,269	1.6
CNY	1,270,000		China Government Bond, 3.320%, 04/15/2052	187,584	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

CNY	1,780,000		China Government Bond, 4.080%, 10/22/2048	296,400	0.2
				10,495,502	8.7

			Czech Republic: 0.1%
CZK	3,950,000		Czech Republic Government Bond, 2.750%, 07/23/2029	163,137	0.1

			Germany: 0.3%
EUR	30,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	29,844	0.0
EUR	200,000		Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	173,140	0.2
EUR	10,000		Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	10,817	0.0
EUR	120,000		Bundesrepublik Deutschland Bundesanleihe, 2.420%, 08/15/2026	120,063	0.1
				333,864	0.3

			Indonesia: 0.4%
IDR	6,452,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	484,336	0.4

			Italy: 0.4%
EUR	438,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	436,310	0.4

			Malaysia: 1.5%
MYR	7,864,000		Malaysia Government Bond, 3.828%, 07/05/2034	1,741,733	1.5

			Mexico: 0.9%
MXN	21,600,000		Mexican Bonos, 7.750%, 05/29/2031	1,125,430	0.9

			Poland: 0.1%
PLN	650,000		Republic of Poland Government Bond, 7.500%, 07/25/2028	159,953	0.1

			South Africa: 0.8%
ZAR	19,075,000		Republic of South Africa Government Bond, 8.875%, 02/28/2035	919,521	0.8

			Spain: 1.4%
EUR	870,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	863,483	0.7
EUR	908,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	817,285	0.7
				1,680,768	1.4

			Thailand: 0.5%
THB	17,994,000		Thailand Government Bond, 2.875%, 12/17/2028	548,904	0.5

		Total Sovereign Bonds
		(Cost $22,191,504)		21,705,341	18.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.8%
			Federal Home Loan Mortgage Corporation: 0.4%(6)
312,267			3.500%,01/01/2048	295,083	0.3
58,523			4.000%,09/01/2045	57,174	0.1
42,782			4.000%,09/01/2045	41,795	0.0
34,560			4.000%,09/01/2045	33,763	0.0
29,517			4.000%,09/01/2045	28,836	0.0
47,956			4.000%,05/01/2046	46,845	0.0
2,370			5.000%,12/01/2034	2,397	0.0
9,119			6.000%,02/01/2034	9,434	0.0
1,194			6.500%,08/01/2032	1,257	0.0
2,015			6.500%,07/01/2034	2,083	0.0
5,144			6.500%,07/01/2034	5,317	0.0
				523,984	0.4

			Federal National Mortgage Association: 0.0%(6)
38,454			3.656%, (US0012M + 1.777%),10/01/2036	39,034	0.0

			Government National Mortgage Association: 2.8%
1,861,300			2.500%,05/20/2051	1,644,740	1.4
1,767,000		(7)	3.000%,04/15/2053	1,609,616	1.4
15,844			5.000%,04/15/2034	16,337	0.0
23,000		(7)	5.000%,04/15/2053	23,031	0.0
6,365			6.500%,02/20/2035	6,567	0.0
				3,300,291	2.8

			Uniform Mortgage-Backed Securities: 7.6%
2,277,000		(7)	2.000%,04/15/2053	1,882,643	1.6
21,194			2.500%,06/01/2030	20,064	0.0
27,825			2.500%,06/01/2030	26,341	0.0
12,087			2.500%,07/01/2030	11,443	0.0
1,873,000		(7)	2.500%,04/15/2053	1,614,511	1.4
591,000		(7)	3.000%,04/15/2053	530,327	0.5
1,818,000		(7)	3.500%,04/15/2053	1,689,391	1.4
30,637			4.000%,05/01/2045	29,908	0.0
577,112			4.000%,04/01/2049	561,052	0.5
1,553,000		(7)	4.000%,04/15/2053	1,485,426	1.2
1,112,000		(7)	4.500%,04/15/2053	1,089,620	0.9
2,274			5.500%,09/01/2024	2,299	0.0
30,717			6.000%,11/01/2034	31,967	0.0
52,448			6.000%,04/01/2035	54,583	0.1
19,173			6.500%,12/01/2029	19,798	0.0
8,867			6.500%,01/01/2034	9,158	0.0
73			7.000%,04/01/2033	73	0.0
7,763			7.500%,09/01/2032	8,231	0.0
16,769			7.500%,01/01/2033	17,491	0.0
				9,084,326	7.6

		Total U.S. Government Agency Obligations
		(Cost $13,054,058)		12,947,635	10.8

U.S. TREASURY OBLIGATIONS: 4.2%
			U.S. Treasury Bonds: 0.0%
25,200			3.250%,05/15/2042	23,265	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

		U.S. Treasury Notes: 4.2%
64,400		2.750%,08/15/2032	60,622	0.0
834,600		3.500%,02/15/2033	835,969	0.7
1,775,000		3.625%,03/31/2028	1,778,051	1.5
592,000		3.875%,02/15/2043	597,411	0.5
587,000	(3)	4.000%,02/29/2028	597,662	0.5
215,000		4.000%,02/28/2030	220,711	0.2
153,200		4.000%,11/15/2052	162,631	0.1
226,000	(3)	4.625%,02/28/2025	228,216	0.2
559,000		4.625%,03/15/2026	571,774	0.5
			5,053,047	4.2

	Total U.S. Treasury Obligations
	(Cost $5,027,384)		5,076,312	4.2

ASSET-BACKED SECURITIES: 9.3%
		Cayman Islands: 0.8%
500,000	(1)	Palmer Square CLO 2023-1A C Ltd., 7.977%, (TSFR3M + 3.250%), 01/20/2036	497,223	0.4
500,000	(1)	Sound Point CLO IX Ltd. 2015-2A ARRR, 6.018%, (US0003M + 1.210%), 07/20/2032	488,262	0.4
			985,485	0.8

		United States: 8.5%
700,000	(1)	AGL CLO 11 Ltd. 2021-11A AJ, 6.142%, (US0003M + 1.350%), 04/15/2034	678,415	0.6
600,000	(1)	Allegro CLO IV Ltd. 2016-1A CR2, 6.792%, (US0003M + 2.000%), 01/15/2030	578,203	0.5
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 6.742%, (US0003M + 1.950%), 04/14/2029	489,726	0.4
350,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 6.192%, (US0003M + 1.400%), 10/17/2030	340,475	0.3
500,000	(1)	Barings Clo Ltd. 2019-4A C, 7.592%, (US0003M + 2.800%), 01/15/2033	489,288	0.4
412,500	(1)	BlueMountain CLO 2013-2A CR, 6.765%, (US0003M + 1.950%), 10/22/2030	388,651	0.3
250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 6.792%, (US0003M + 2.000%), 04/15/2034	233,588	0.2
250,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 6.198%, (US0003M + 1.400%), 04/19/2034	240,858	0.2
500,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 5.948%, (US0003M + 1.140%), 04/20/2034	488,299	0.4
250,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 6.208%, (US0003M + 1.400%), 07/20/2031	245,493	0.2
250,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 6.242%, (US0003M + 1.450%), 10/17/2034	242,002	0.2
400,000	(1)	CIFC Funding 2013-IA BR Ltd., 7.192%, (US0003M + 2.400%), 07/16/2030	387,070	0.3
500,000	(1)	CIFC Funding 2020-2A AR Ltd., 5.978%, (US0003M + 1.170%), 10/20/2034	489,671	0.4
213,836	(2)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.605%, 03/25/2036	104,005	0.1
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A CRR, 6.642%, (US0003M + 1.850%), 10/15/2030	469,936	0.4
400,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 6.558%, (US0003M + 1.750%), 04/20/2031	374,436	0.3
250,000	(1)	Invesco US CLO 2023-1A A1R Ltd., 8.520%, (TSFR3M + 0.000%), 04/22/2035	247,750	0.2
250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 6.608%, (US0003M + 1.800%), 04/20/2030	236,823	0.2
400,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 6.965%, (US0003M + 2.150%), 01/23/2031	387,736	0.3
250,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 6.088%, (US0003M + 1.280%), 01/20/2032	246,303	0.2
200,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	182,559	0.2
250,000	(1)	Oak Hill Credit Partners 2021-8A C, 6.695%, (US0003M + 1.900%), 01/18/2034	235,518	0.2
500,000	(1)	OCP CLO 2014-5 A BR Ltd., 6.622%, (US0003M + 1.800%), 04/26/2031	465,742	0.4
550,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 6.858%, (US0003M + 2.050%), 07/20/2030	534,210	0.4
350,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 5.992%, (US0003M + 1.200%), 07/15/2029	342,201	0.3
440,000	(1)	Shackleton 2019-15A CR CLO Ltd., 6.942%, (US0003M + 2.150%), 01/15/2032	417,752	0.4
400,000	(1)	Sound Point Clo XV Ltd. 2017-1A CR, 6.865%, (US0003M + 2.050%), 01/23/2029	385,697	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

250,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 6.795%, (US0003M + 2.000%), 10/18/2030	229,311	0.2
			10,151,718	8.5

	Total Asset-Backed Securities
	(Cost $11,548,894)		11,137,203	9.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.6%
		United States: 9.6%
5,759,194	(2),(5)	BANK 2017-BNK5 XA, 0.946%, 06/15/2060	167,976	0.1
900,000	(1),(2)	BANK 2017-BNK6 E, 2.628%, 07/15/2060	456,714	0.4
1,948,000	(1),(2),(5)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	102,318	0.1
956,121	(2),(5)	BANK 2019-BNK16 XA, 0.941%, 02/15/2052	38,941	0.0
8,896,889	(2),(5)	BANK 2019-BNK21 XA, 0.844%, 10/17/2052	360,534	0.3
8,020,000	(1),(2),(5)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	103,524	0.1
210,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	132,711	0.1
1,176,509	(2),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.030%, 03/15/2052	53,945	0.0
2,975,720	(2),(5)	Benchmark 2020-B18 XA Mortgage Trust, 1.788%, 07/15/2053	224,067	0.2
226,061	(1)	BX 2021-MFM1 D, 6.442%, (TSFR1M + 1.615%), 01/15/2034	212,953	0.2
335,255	(1)	BX Commercial Mortgage Trust 2021-21M E, 6.855%, (US0001M + 2.171%), 10/15/2036	311,476	0.3
625,000	(1)	BX Trust 2021-ARIA C, 6.330%, (US0001M + 1.646%), 10/15/2036	585,910	0.5
450,000	(1)	BX Trust 2021-LBA EJV, 6.943%, (TSFR1M + 2.000%), 02/15/2036	408,411	0.3
275,000	(1)	BX Trust 2021-LGCY D, 5.986%, (US0001M + 1.302%), 10/15/2036	254,921	0.2
525,000	(1)	BX Trust 2021-SDMF D, 6.071%, (US0001M + 1.387%), 09/15/2034	493,712	0.4
1,532,564	(2),(5)	CD 2016-CD1 Mortgage Trust XA, 1.366%, 08/10/2049	49,679	0.0
7,900,000	(2),(5)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.809%, 08/10/2049	186,343	0.2
625,000	(2)	Citigroup Commercial Mortgage Trust 2016-P4 C, 3.942%, 07/10/2049	540,033	0.4
2,698,768	(2),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.027%, 10/12/2050	94,727	0.1
7,656,351	(1),(2),(5)	COMM 2012-LTRT XA, 0.788%, 10/05/2030	89,178	0.1
110,000	(1),(2)	COMM 2013-CR10 E Mortgage Trust, 4.867%, 08/10/2046	103,378	0.1
10,051,672	(2),(5)	COMM 2014-CR16 XA, 0.917%, 04/10/2047	60,015	0.0
3,595,534	(2),(5)	COMM 2016-CR28 XA, 0.640%, 02/10/2049	54,254	0.0
500,000		CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	416,721	0.3
14,685	(1),(4)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	14,645	0.0
7,000,000	(2),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.788%, 12/25/2041	43,534	0.0
4,071,613	(2),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.881%, 11/25/2030	210,191	0.2
2,054,550	(2),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.324%, 07/25/2035	215,525	0.2
2,109,000	(2),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	146,497	0.1
171,000	(1),(2)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.420%, 09/27/2051	123,246	0.1
130,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	109,096	0.1
159,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	132,382	0.1
129,000	(1),(2)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.040%, 09/27/2051	107,003	0.1
109,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	63,570	0.1
130,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	109,011	0.1
129,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	100,717	0.1
238,000	(1),(2)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.030%, 11/27/2050	174,134	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

163,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 BK61, 1.200%, 01/29/2052	115,300	0.1
176,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.830%, 01/27/2052	103,845	0.1
92,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 C728, 0.510%, 08/27/2050	79,940	0.1
95,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.870%, 05/27/2048	76,370	0.1
113,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.480%, 11/27/2049	76,263	0.1
80,000	(1),(2)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.400%, 01/29/2052	54,811	0.0
92,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK89, 2.040%, 01/27/2052	51,164	0.0
92,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 D728, 0.560%, 01/29/2052	78,244	0.1
75,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.620%, 10/27/2047	64,389	0.1
95,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.970%, 05/27/2048	74,459	0.1
49,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.610%, 01/29/2052	41,154	0.0
500,000	(1)	Great Wolf Trust 2019-WOLF C, 6.575%, (TSFR1M + 1.633%), 12/15/2036	486,182	0.4
3,477,274	(2),(5)	GS Mortgage Securities Trust 2013-GC16 XA, 0.983%, 11/10/2046	18,203	0.0
2,229,617	(2),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.012%, 05/10/2050	75,232	0.1
410,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	398,066	0.3
310,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	300,311	0.3
5,107,012	(2),(5)	GS Mortgage Securities Trust 2019-GC42 XA, 0.805%, 09/10/2052	192,963	0.2
860,095	(2),(5)	GS Mortgage Securities Trust 2020-GC47 XA, 1.129%, 05/12/2053	51,810	0.0
275,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH E, 6.524%, (US0001M + 1.840%), 06/15/2038	248,556	0.2
2,249,453	(1),(2),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.795%, 03/10/2050	42,776	0.0
598,223	(1)	Med Trust 2021-MDLN D, 6.685%, (US0001M + 2.000%), 11/15/2038	570,839	0.5
18,750,000	(1),(2),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.430%, 12/15/2047	134,500	0.1
1,703,242	(2),(5)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.295%, 05/15/2054	116,256	0.1
90,000	(1)	RFM Reremic Trust 2022-FRR1 AB55, 1.040%, 03/28/2049	68,718	0.1
80,000	(1),(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.450%, 11/08/2049	63,828	0.1
110,000	(1),(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.300%, 03/01/2050	86,666	0.1
30,000	(1),(8)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	22,362	0.0
30,000	(1),(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	20,733	0.0
30,000	(1),(8)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	20,385	0.0
6,095,085	(2),(5)	UBS Commercial Mortgage Trust 2018-C9 XA, 0.923%, 03/15/2051	226,557	0.2
550,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.147%, 03/15/2045	338,250	0.3
250,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.975%, 06/15/2046	151,252	0.1
5,852,241	(2),(5)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 0.961%, 03/15/2047	30,778	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $12,606,303)		11,533,154	9.6

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
2,149	(3),(4),(10)	American Media, Inc.	–	–
18	(10)	Ingevity Corp.	1,287	0.0
120		WestRock Co.	3,657	0.0

	Total Common Stock
	(Cost $69,392)		4,944	0.0

MUTUAL FUNDS: 9.7%
		United States: 9.7%
441,605		Voya VACS Series EMCD Fund	3,643,245	3.0
310,022		Voya VACS Series EMHCD Fund	3,109,520	2.6
483,027		Voya VACS Series HYB Fund	4,883,402	4.1

	Total Mutual Funds
	(Cost $12,291,560)		11,636,167	9.7

RIGHTS: 0.0%
		United States: 0.0%
4,988	(10),(11)	Resolute Forest Products, Inc. - CVR	7,083	0.0

	Total Rights
	(Cost $–)		7,083	0.0

			Value	Percentage of Net Assets
PURCHASED OPTIONS (12): 0.0%
	Total Purchased Options
	(Cost $143,287)		53,816	0.0

	Total Long-Term Investments
	(Cost $122,943,847)		115,218,695	95.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.4%
		Commercial Paper: 5.5%
750,000		American Electric Power Co., Inc., 4.900%, 04/10/2023	748,928	0.6
1,200,000		Dominion Resources, Inc., 5.070%, 05/01/2023	1,194,579	1.0
700,000		Duke Energy, 5.080%, 04/17/2023	698,282	0.6
1,000,000		EIDP Inc., 5.140%, 04/03/2023	999,573	0.9
1,000,000		McCormick & Co., Inc., 5.290%, 04/28/2023	995,890	0.8
1,200,000		Mercedes-Benz, 5.320%, 04/14/2023	1,197,705	1.0
750,000		Parker-Hannifin Corp., 5.340%, 06/20/2023	740,899	0.6

	Total Commercial Paper
	(Cost $6,576,396)		6,575,856	5.5

		Repurchase Agreements: 1.9%
1,000,000	(13)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,020,000, due 11/01/49-02/01/51)	1,000,000	0.8
293,098	(13)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $293,214, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $298,960, due 12/26/24-03/20/53)	293,098	0.3
1,000,000	(13)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,020,000, due 04/06/23-02/20/53)	1,000,000	0.8

	Total Repurchase Agreements
	(Cost $2,293,098)		2,293,098	1.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.0%
2,361,000	(14)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
		(Cost $2,361,000)	2,361,000	2.0

	Total Short-Term Investments
	(Cost $11,230,494)		11,229,954	9.4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Total Investments in Securities (Cost $134,174,341)	$126,448,649	105.3
Liabilities in Excess of Other Assets	(6,388,962)	(5.3)
Net Assets	$120,059,687	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2023.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2023.
(10)	Non-income producing security.
(11)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2023, the Portfolio held restricted securities with a fair value of $7,083 or 0.0% of net assets. Please refer to the table below for additional details.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of March 31, 2023.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
CZK	Czech Koruna
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
THB	Thai Baht
ZAR	South African Rand

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	18.1%
Collateralized Mortgage Obligations	14.4
Affiliated Investment Companies	9.7
Commercial Mortgage-Backed Securities	9.6
Other Asset-Backed Securities	8.9
Financial	7.7
Uniform Mortgage-Backed Securities	7.6
U.S. Treasury Obligations	4.2
U.S. Government Agency Obligations	3.2
Consumer, Non-cyclical	2.8
Utilities	2.7
Energy	2.0
Consumer, Cyclical	1.2
Industrial	1.1
Technology	1.1
Communications	1.0
Asset-Backed Securities	0.4
Basic Materials	0.2
Communication Services	0.0
Materials	0.0
Rights	0.0
Purchased Options	0.0
Short-Term Investments	9.4
Liabilities in Excess of Other Assets	(5.3)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
United States	$4,944	$–	$–	$4,944
Total Common Stock	4,944	–	–	4,944
Mutual Funds	11,636,167	–	–	11,636,167
Rights	–	7,083	–	7,083
Purchased Options	–	53,816	–	53,816
Corporate Bonds/Notes	–	23,800,751	1,247	23,801,998
Collateralized Mortgage Obligations	–	17,315,042	–	17,315,042
Asset-Backed Securities	–	11,137,203	–	11,137,203
U.S. Government Agency Obligations	–	12,947,635	–	12,947,635
Commercial Mortgage-Backed Securities	–	11,518,509	14,645	11,533,154
U.S. Treasury Obligations	–	5,076,312	–	5,076,312
Sovereign Bonds	–	21,705,341	–	21,705,341
Short-Term Investments	2,361,000	8,868,954	–	11,229,954
Total Investments, at fair value	$14,002,111	$112,430,646	$15,892	$126,448,649
Other Financial Instruments+
Centrally Cleared Swaps	–	3,596,556	–	3,596,556
Forward Foreign Currency Contracts	–	879,669	–	879,669
Forward Premium Swaptions	–	30,148	–	30,148
Futures	745,346	–	–	745,346
Total Assets	$14,747,457	$116,937,019	$15,892	$131,700,368
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,397,181)	$–	$(1,397,181)
Forward Foreign Currency Contracts	–	(350,211)	–	(350,211)
Futures	(309,214)	–	–	(309,214)
Volatility Swaps	–	(16)	–	(16)
Written Options	–	(1,228,734)	–	(1,228,734)
Total Liabilities	$(309,214)	$(2,976,142)	$–	$(3,285,356)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Hard Currency Debt Fund - Class P	$3,049,289	$14,752	$(3,933,161)	$869,120	$-	$475,851	$(862,815)	$-
Voya High Yield Bond Fund - Class P	4,695,049	26,758	(5,495,937)	774,130	-	529,093	(724,864)	-
Voya VACS Series HYB Fund	-	4,830,647	-	52,755	4,883,402	-	-	-
Voya VACS Series EMCD Fund	3,578,481	47,596	-	17,168	3,643,245	296,553	-	-
Voya VACS Series EMHCD Fund	-	3,100,260	-	9,260	3,109,520	-	-	-
	$11,322,819	$8,020,013	$(9,429,098)	$1,722,433	$11,636,167	$1,301,497	$(1,587,679)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 1,289,893	USD 866,434	Bank of America N.A.	05/12/23	$(3,015)
CAD 1,511,220	USD 1,104,697	Bank of America N.A.	05/12/23	14,140
USD 770,482	GBP 621,462	Bank of America N.A.	05/12/23	3,239
USD 1,748,509	MXN 32,063,287	Bank of America N.A.	05/12/23	(17,545)
CHF 793,621	USD 867,649	Bank of America N.A.	05/12/23	3,354
CLP 50,202,943	USD 59,519	Barclays Bank PLC	05/12/23	3,368
USD 1,297,478	MYR 5,788,050	Barclays Bank PLC	05/12/23	(19,620)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

USD 188,863	THB 6,577,643	Barclays Bank PLC	05/12/23	(4,296)
PLN 833,919	USD 186,855	Barclays Bank PLC	05/19/23	5,792
USD 374,373	CNY 2,590,514	Barclays Bank PLC	05/19/23	(4,098)
ZAR 3,865,443	USD 216,364	BNP Paribas	04/04/23	735
ZAR 3,849,796	USD 215,710	BNP Paribas	04/04/23	510
ZAR 4,869,985	USD 274,403	BNP Paribas	04/05/23	(885)
ZAR 3,898,718	USD 219,366	BNP Paribas	04/05/23	(399)
USD 560,882	JPY 73,211,207	BNP Paribas	05/12/23	6,172
USD 1,239,990	JPY 161,231,124	BNP Paribas	05/12/23	18,368
JPY 80,269,868	USD 619,239	BNP Paribas	05/12/23	(11,047)
USD 737,466	GBP 605,389	BNP Paribas	05/12/23	(9,933)
NZD 1,812,296	USD 1,135,857	BNP Paribas	05/12/23	5,382
JPY 153,641,847	USD 1,163,723	BNP Paribas	05/12/23	2,979
GBP 1,333,308	USD 1,643,552	BNP Paribas	05/12/23	2,519
USD 1,164,365	AUD 1,741,260	BNP Paribas	05/12/23	(1,187)
USD 794,560	GBP 646,329	BNP Paribas	05/12/23	(3,382)
MXN 4,558,510	USD 245,298	BNP Paribas	05/12/23	5,785
NZD 906,297	USD 568,062	BNP Paribas	05/12/23	(1,330)
JPY 49,641,719	USD 379,311	BNP Paribas	05/12/23	(3,183)
CAD 1,266,160	USD 927,899	BNP Paribas	05/12/23	9,507
MXN 10,278,017	USD 551,991	BNP Paribas	05/12/23	14,125
USD 214,845	ZAR 3,849,796	BNP Paribas	05/19/23	(504)
USD 215,491	ZAR 3,865,443	BNP Paribas	05/19/23	(734)
USD 273,337	ZAR 4,869,986	BNP Paribas	05/19/23	889
USD 218,512	ZAR 3,898,718	BNP Paribas	05/19/23	402
ILS 792,296	USD 216,372	BNP Paribas	05/19/23	4,276
HKD 379,429	USD 48,483	Brown Brothers Harriman & Co.	05/12/23	(53)
MXN 7,743,991	USD 415,402	Brown Brothers Harriman & Co.	05/12/23	11,139
SGD 343,577	USD 255,349	Brown Brothers Harriman & Co.	05/12/23	3,137
USD 238,000	CNY 1,615,486	Brown Brothers Harriman & Co.	05/19/23	1,980
USD 68,718	ZAR 1,256,239	Brown Brothers Harriman & Co.	05/19/23	(1,553)
HUF 29,109,883	USD 79,669	Brown Brothers Harriman & Co.	05/19/23	2,195
USD 118,404	EUR 108,602	Citibank N.A.	05/12/23	370
KRW 1,770,337,965	USD 1,363,298	Citibank N.A.	05/26/23	(3,918)
NOK 1,088,356	USD 101,430	Deutsche Bank AG	05/12/23	2,708
DKK 2,074,954	USD 296,833	Deutsche Bank AG	05/12/23	6,000
USD 1	JPY 135	Deutsche Bank AG	05/12/23	–
EUR 793,545	USD 857,068	Goldman Sachs International	05/12/23	5,395
GBP 592,380	USD 725,192	Goldman Sachs International	05/12/23	6,147
MXN 9,869,103	USD 523,157	Goldman Sachs International	05/12/23	20,435
USD 1,023,417	CAD 1,387,891	Goldman Sachs International	05/12/23	(4,113)
CAD 1,566,264	USD 1,141,110	Goldman Sachs International	05/12/23	18,479
USD 1,164,487	NZD 1,863,851	Goldman Sachs International	05/12/23	(9,217)
COP 451,325,458	USD 92,766	Goldman Sachs International	05/12/23	3,386
CHF 700,689	USD 763,736	Goldman Sachs International	05/12/23	5,274
RON 360,146	USD 77,358	Goldman Sachs International	05/19/23	1,452
USD 3,828,681	BRL 20,078,753	HSBC Bank USA N.A.	05/12/23	(106,436)
IDR 591,249,908	USD 38,711	HSBC Bank USA N.A.	05/12/23	802
CZK 3,450,681	USD 155,064	JPMorgan Chase Bank N.A.	05/19/23	4,017
SEK 4,860,092	USD 461,658	Morgan Stanley Capital Services LLC	05/12/23	7,597
USD 1,351	CAD 1,851	Morgan Stanley Capital Services LLC	05/12/23	(20)
USD 206,448	MXN 3,946,945	Morgan Stanley Capital Services LLC	05/12/23	(10,951)
CAD 1,307,945	USD 958,700	Morgan Stanley Capital Services LLC	05/12/23	9,641
USD 660,691	GBP 539,716	Morgan Stanley Capital Services LLC	05/12/23	(5,631)
USD 867,348	AUD 1,303,127	Morgan Stanley Capital Services LLC	05/12/23	(4,930)
GBP 554,369	USD 681,498	Morgan Stanley Capital Services LLC	05/12/23	2,913
USD 978,988	NZD 1,566,895	Morgan Stanley Capital Services LLC	05/12/23	(833)
CHF 77,037	USD 84,600	Morgan Stanley Capital Services LLC	05/12/23	(51)
JPY 1,943,501,359	USD 14,733,111	Morgan Stanley Capital Services LLC	05/12/23	(7,512)
NZD 1,917,120	USD 1,198,737	Morgan Stanley Capital Services LLC	05/12/23	89
USD 1,197,763	NZD 1,925,543	Morgan Stanley Capital Services LLC	05/12/23	(6,330)
USD 203,435	CHF 185,156	Morgan Stanley Capital Services LLC	05/12/23	225
EUR 1,421,962	USD 1,545,529	Morgan Stanley Capital Services LLC	05/12/23	(72)
USD 845,499	CHF 773,682	Morgan Stanley Capital Services LLC	05/12/23	(3,621)
USD 1,693,984	EUR 1,570,168	Morgan Stanley Capital Services LLC	05/12/23	(12,551)
USD 158,652	CZK 3,519,758	Morgan Stanley Capital Services LLC	05/19/23	(3,613)
USD 160,210	PLN 711,053	Morgan Stanley Capital Services LLC	05/19/23	(4,054)
JPY 71,719,802	USD 550,099	Standard Chartered Bank	05/12/23	(6,689)
AUD 2,057,947	USD 1,368,841	Standard Chartered Bank	05/12/23	8,693
EUR 701,650	USD 767,077	Standard Chartered Bank	05/12/23	(4,490)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

USD 953,232	CAD 1,302,376	Standard Chartered Bank	05/12/23	(10,986)
AUD 802,930	USD 540,125	Standard Chartered Bank	05/12/23	(2,666)
JPY 12,570,107	USD 95,326	Standard Chartered Bank	05/12/23	(84)
NZD 662,021	USD 413,107	Standard Chartered Bank	05/12/23	872
NZD 603,860	USD 371,636	Standard Chartered Bank	05/12/23	5,974
EUR 32,374	USD 34,651	Standard Chartered Bank	05/12/23	534
CHF 554,032	USD 600,459	State Street Bank and Trust Co.	05/12/23	7,594
EUR 179,881	USD 195,668	State Street Bank and Trust Co.	05/12/23	(164)
EUR 21,723,130	USD 23,123,120	State Street Bank and Trust Co.	05/12/23	486,632
GBP 4,092,854	USD 4,943,017	State Street Bank and Trust Co.	05/12/23	109,927
USD 844,112	EUR 789,196	State Street Bank and Trust Co.	05/12/23	(13,624)
USD 138,511	NZD 223,553	State Street Bank and Trust Co.	05/12/23	(1,282)
CAD 122,911	USD 90,425	State Street Bank and Trust Co.	05/12/23	573
USD 539,033	AUD 800,981	State Street Bank and Trust Co.	05/12/23	2,878
AUD 1,714,372	USD 1,141,905	State Street Bank and Trust Co.	05/12/23	5,649
USD 549,017	AUD 821,761	State Street Bank and Trust Co.	05/12/23	(1,047)
USD 592,459	CAD 811,943	State Street Bank and Trust Co.	05/12/23	(8,666)
CAD 2,256,948	USD 1,641,509	State Street Bank and Trust Co.	05/12/23	29,430
USD 575,615	JPY 75,734,136	State Street Bank and Trust Co.	05/12/23	1,790
USD 408,484	CAD 559,275	State Street Bank and Trust Co.	05/12/23	(5,577)
USD 562,817	NZD 910,070	State Street Bank and Trust Co.	05/12/23	(6,274)
USD 323,684	MXN 6,079,110	State Street Bank and Trust Co.	05/12/23	(11,155)
CHF 226,689	USD 248,942	State Street Bank and Trust Co.	05/12/23	499
USD 1,033,029	CAD 1,396,196	State Street Bank and Trust Co.	05/12/23	(650)
NZD 162,261	USD 100,618	State Street Bank and Trust Co.	05/12/23	847
NZD 6,529	USD 4,055	State Street Bank and Trust Co.	05/12/23	27
USD 290,260	MXN 5,455,671	State Street Bank and Trust Co.	05/12/23	(10,240)
EUR 245,888	USD 264,417	State Street Bank and Trust Co.	05/12/23	2,827
				$529,458

At March 31, 2023, the following futures contracts were outstanding for Voya Global Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	4	06/15/23	$328,573	$8,649
Australia 3-Year Bond	16	06/15/23	1,163,804	14,855
Canada 10-Year Bond	20	06/21/23	1,866,963	68,327
Euro-Bobl 5-Year	49	06/08/23	6,264,229	137,675
Euro-Bund	3	06/08/23	441,957	14,899
Euro-Buxl® 30-year German Government Bond	7	06/08/23	1,069,343	8,342
Euro-OAT	40	06/08/23	5,649,401	184,787
Euro-Schatz	69	06/08/23	7,909,243	74,943
Japan 10-Year Bond (TSE)	1	06/13/23	1,115,571	19,773
Japanese Government Bonds 10-Year Mini	25	06/12/23	2,783,280	40,114
Long Gilt	21	06/28/23	2,677,329	69,166
Long-Term Euro-BTP	12	06/08/23	1,501,171	51,460
U.S. Treasury 2-Year Note	26	06/30/23	5,367,781	7,274
U.S. Treasury Long Bond	3	06/21/23	393,469	14,689
U.S. Treasury Ultra Long Bond	10	06/22/23	1,411,250	30,393
			$39,943,364	$745,346
Short Contracts:
U.S. Treasury 10-Year Note	(58)	06/21/23	(6,665,469)	(163,996)
U.S. Treasury 5-Year Note	(40)	06/30/23	(4,380,312)	(88,115)
U.S. Treasury Ultra 10-Year Note	(21)	06/21/23	(2,543,953)	(57,103)
			$(13,589,734)	$(309,214)

At March 31, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.713%	Annual	04/21/23	GBP	3,000,000	$(27,486)	$(27,486)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649	Annual	04/14/52	GBP	800,000	(291,665)	(291,665)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Pay	1-day Overnight Tokyo Average Rate	Annual	0.150	Annual	06/20/24	JPY	1,500,000,000	26,455	26,455
Pay	1-day Overnight Tokyo Average Rate	Annual	0.410	Annual	06/20/29	JPY	50,000,000	1,372	1,372
Pay	1-day Overnight Tokyo Average Rate	Annual	0.574	Annual	06/10/37	JPY	90,000,000	(19,998)	(19,998)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.664	Annual	07/15/37	JPY	330,000,000	(44,439)	(44,439)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.826	Annual	05/20/47	JPY	250,000,000	(79,064)	(79,064)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.978	Annual	06/28/52	JPY	57,000,000	(6,784)	(6,784)
Pay	28-day MXN TIIE-BANXICO	Monthly	8.735	Monthly	03/16/28	MXN	17,761,000	7,121	7,121
Pay	1-day Secured Overnight Financing Rate	Annual	3.255	Annual	02/05/25	USD	547,000	(1,896)	(1,896)
Pay	1-day Secured Overnight Financing Rate	Annual	3.270	Annual	02/20/25	USD	2,523,000	(7,182)	(7,182)
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	1,250,000	(46,211)	(46,211)
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	584,000	(29,576)	(29,576)
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	3,950,000	(346,386)	(346,386)
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	(52,116)	(52,116)
Pay	1-day Secured Overnight Financing Rate	Annual	2.988	Annual	03/16/33	USD	234,000	(44)	(44)
Pay	1-day Secured Overnight Financing Rate	Annual	3.058	Annual	05/10/33	USD	1,571,000	(16,275)	(16,274)
Pay	1-day Secured Overnight Financing Rate	Annual	3.085	Annual	05/10/33	USD	1,005,000	(8,142)	(8,142)
Pay	1-day Secured Overnight Financing Rate	Annual	3.289	Annual	05/10/33	USD	1,382,194	12,617	12,617
Pay	1-day Secured Overnight Financing Rate	Annual	3.394	Annual	05/10/33	USD	628,000	11,296	11,296
Pay	1-day Secured Overnight Financing Rate	Annual	3.475	Annual	05/10/33	USD	1,256,854	31,320	31,320
Pay	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/10/33	USD	1,885,280	48,098	48,098
Pay	1-day Secured Overnight Financing Rate	Annual	3.065	Annual	05/11/33	USD	1,408,000	(13,730)	(13,730)
Pay	1-day Secured Overnight Financing Rate	Annual	3.234	Annual	05/11/33	USD	352,000	1,585	1,585
Pay	1-day Secured Overnight Financing Rate	Annual	3.111	Annual	05/12/33	USD	502,500	(2,913)	(2,913)
Pay	1-day Secured Overnight Financing Rate	Annual	3.139	Annual	05/12/33	USD	816,723	(2,833)	(2,833)
Pay	1-day Secured Overnight Financing Rate	Annual	3.164	Annual	05/12/33	USD	754,000	(1,017)	(1,017)
Pay	1-day Secured Overnight Financing Rate	Annual	3.200	Annual	05/12/33	USD	1,005,000	1,713	1,713
Pay	1-day Secured Overnight Financing Rate	Annual	3.212	Annual	05/12/33	USD	718,780	1,969	1,969
Pay	1-day Secured Overnight Financing Rate	Annual	3.214	Annual	05/12/33	USD	691,110	2,023	2,023
Pay	1-day Secured Overnight Financing Rate	Annual	3.216	Annual	05/12/33	USD	691,110	2,141	2,141
Pay	1-day Secured Overnight Financing Rate	Annual	3.233	Annual	05/12/33	USD	817,000	3,676	3,676
Pay	1-day Secured Overnight Financing Rate	Annual	3.610	Annual	05/12/33	USD	314,000	11,427	11,427
Pay	1-day Secured Overnight Financing Rate	Annual	3.621	Annual	05/12/33	USD	566,000	21,126	21,126
Pay	1-day Secured Overnight Financing Rate	Annual	3.674	Annual	05/12/33	USD	1,207,000	50,438	50,438
Pay	1-day Secured Overnight Financing Rate	Annual	3.456	Annual	05/17/33	USD	955,000	22,510	22,510
Pay	1-day Secured Overnight Financing Rate	Annual	3.275	Annual	09/11/33	USD	1,298,000	18,026	18,026
Pay	1-day Secured Overnight Financing Rate	Annual	3.067	Annual	09/13/33	USD	558,000	(1,938)	(1,938)
Pay	1-day Secured Overnight Financing Rate	Annual	3.075	Annual	09/13/33	USD	701,000	(1,939)	(1,939)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Pay	1-day Secured Overnight Financing Rate	Annual	3.163	Annual	09/13/33	USD	130,000	596	596
Pay	1-day Secured Overnight Financing Rate	Annual	3.174	Annual	09/13/33	USD	649,000	3,569	3,569
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	800,000	(95,071)	(95,071)
Pay	1-day Secured Overnight Financing Rate	Annual	2.843	Annual	06/16/53	USD	182,000	(3,290)	(3,290)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.674	Annual	09/30/52	GBP	70,000	(7,578)	(7,578)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.025	Annual	06/10/24	JPY	260,000,000	203	203
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD	1,716,000	8,341	8,341
Receive	1-day Secured Overnight Financing Rate	Annual	1.567	Annual	02/17/24	USD	8,000,000	251,136	251,136
Receive	1-day Secured Overnight Financing Rate	Annual	2.140	Annual	03/24/24	USD	5,000,000	126,350	126,350
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	38,339	38,339
Receive	1-day Secured Overnight Financing Rate	Annual	3.437	Annual	02/20/25	USD	1,472,000	1,873	1,873
Receive	1-day Secured Overnight Financing Rate	Annual	3.586	Annual	02/20/25	USD	799,000	(104)	(104)
Receive	1-day Secured Overnight Financing Rate	Annual	3.657	Annual	02/20/25	USD	513,000	(409)	(409)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	116,699	116,699
Receive	1-month USD-LIBOR	Monthly	0.801	Monthly	05/19/26	USD	16,000,000	1,418,765	1,418,755
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	180,394	180,394
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	3,000,000	68,412	68,412
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	62,570	62,570
Receive	1-month USD-LIBOR	Monthly	1.115	Monthly	03/01/28	USD	2,000,000	214,637	214,473
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD	910,000	25,625	25,625
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	780,000	13,849	13,850
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	2,000,000	196,148	196,148
Receive	1-month USD-LIBOR	Monthly	1.646	Monthly	10/30/29	USD	3,000,000	306,747	306,747
Receive	3-month USD-LIBOR	Quarterly	1.807	Semi-Annual	12/18/29	USD	2,250,000	232,470	232,470
Receive	1-day Secured Overnight Financing Rate	Annual	3.464	Annual	09/26/32	USD	2,000,000	(35,656)	(35,656)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	30,873	30,873
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD	530,000	16,142	16,142
Receive	1-day Secured Overnight Financing Rate	Annual	3.180	Annual	05/11/33	USD	4,210,000	91	91
Receive	1-day Secured Overnight Financing Rate	Annual	3.252	Annual	05/11/33	USD	226,000	(1,362)	(1,362)
Receive	1-day Secured Overnight Financing Rate	Annual	3.275	Annual	05/11/33	USD	628,000	(5,039)	(5,039)
Receive	1-day Secured Overnight Financing Rate	Annual	3.337	Annual	05/11/33	USD	1,031,000	(13,651)	(13,651)
Receive	1-day Secured Overnight Financing Rate	Annual	3.392	Annual	05/11/33	USD	578,000	(10,341)	(10,341)
Receive	1-day Secured Overnight Financing Rate	Annual	3.408	Annual	05/11/33	USD	742,000	(14,293)	(14,293)
Receive	1-day Secured Overnight Financing Rate	Annual	3.302	Annual	05/12/33	USD	515,000	(5,335)	(5,335)
Receive	1-day Secured Overnight Financing Rate	Annual	3.311	Annual	05/12/33	USD	666,000	(7,369)	(7,369)
Receive	1-day Secured Overnight Financing Rate	Annual	3.314	Annual	05/12/33	USD	314,000	(3,560)	(3,560)
Receive	1-day Secured Overnight Financing Rate	Annual	3.421	Annual	05/12/33	USD	1,131,000	(23,056)	(23,056)
Receive	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/12/33	USD	1,068,000	(27,369)	(27,369)
Receive	1-day Secured Overnight Financing Rate	Annual	3.598	Annual	05/12/33	USD	691,000	(24,428)	(24,428)
Receive	1-day Secured Overnight Financing Rate	Annual	3.643	Annual	05/12/33	USD	1,760,000	(68,885)	(68,885)
Receive	1-day Secured Overnight Financing Rate	Annual	3.689	Annual	05/12/33	USD	691,000	(29,768)	(29,768)
Receive	1-day Secured Overnight Financing Rate	Annual	3.184	Annual	09/13/33	USD	195,000	(1,237)	(1,237)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Receive	1-day Secured Overnight Financing Rate	Annual	3.236	Annual	09/13/33	USD	158,000	(1,696)	(1,696)
Receive	1-day Secured Overnight Financing Rate	Annual	3.240	Annual	09/13/33	USD	169,000	(1,865)	(1,865)
Receive	1-day Secured Overnight Financing Rate	Annual	3.353	Annual	09/13/33	USD	675,000	(13,800)	(13,800)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	520,000	7,987	7,987
Receive	1-day Secured Overnight Financing Rate	Annual	2.950	Annual	06/16/53	USD	52,000	(142)	(142)
Receive	1-day Secured Overnight Financing Rate	Annual	2.956	Annual	06/16/53	USD	65,000	(243)	(243)
								$2,199,548	$2,199,376

At March 31, 2023, the following OTC volatility swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CNH Spot Exchange Rate	6.350%	Morgan Stanley Capital Services LLC	06/16/23	USD	2,766,000	$(16)	$(16)
							$(16)	$(16)

At March 31, 2023, the following OTC purchased foreign currency dual digital options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
AUD/USD & USD/JPY Dual Digital	Barclays Bank PLC	05/30/23	0.60 & 125	USD	144,000	$2,736	$157
AUD/USD & USD/JPY Dual Digital	Goldman Sachs International	05/30/23	0.6375 & 131.5	USD	63,000	3,664	2,705
USD/CNH & USD/JPY Dual Digital	BNP Paribas	05/30/23	7.2 & 131.5	USD	54,000	3,726	426
						$10,126	$3,288

  At March 31, 2023, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	747,500	$37,076	$11,944
Call USD vs. Put JPY	Bank of America N.A.	09/09/32	140.000	USD	877,800	15,625	7,205
Call USD vs. Put JPY	BNP Paribas	09/09/32	140.000	USD	877,800	16,748	7,205
Put USD vs. Call JPY	Goldman Sachs International	04/13/23	120.000	USD	1,129,000	12,805	21
Put USD vs. Call JPY	Morgan Stanley Capital Services LLC	04/13/23	120.000	USD	1,837,000	21,414	35
Put USD vs. Call JPY	BNP Paribas	06/23/23	130.000	USD	1,131,000	5,519	1,506
Put USD vs. Call JPY	Goldman Sachs International	07/07/23	115.000	USD	132,700	11,943	5,790
Put USD vs. Call MXN	Goldman Sachs International	06/28/23	18.060	USD	1,136,000	12,031	16,822
						$133,161	$50,528

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call EUR vs. Put MXN	Goldman Sachs International	09/14/23	21.000	EUR	940,000	$34,774	$(21,768)
Call USD vs. Put JPY	Bank of America N.A.	09/09/27	140.000	USD	877,800	24,859	(10,064)
Call USD vs. Put JPY	BNP Paribas	09/09/27	140.000	USD	877,800	24,052	(10,064)
Call USD vs. Put MXN	Morgan Stanley Capital Services LLC	04/26/23	20.600	USD	1,187,000	37,595	(307)
Call USD vs. Put MXN	Goldman Sachs International	06/28/23	19.600	USD	1,136,000	12,259	(8,662)
Call USD vs. Put MXN	Bank of America N.A.	08/31/23	18.750	USD	2,593,000	80,305	(71,830)
Put USD vs. Call MXN	Morgan Stanley Capital Services LLC	04/26/23	20.000	USD	1,187,000	24,060	(124,307)
Put USD vs. Call MXN	Morgan Stanley Capital Services LLC	06/28/23	17.450	USD	1,136,000	5,018	(5,018)
						$242,922	$(252,020)

At March 31, 2023, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Pay	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD	1,298,000	$35,111	$(61,062)
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	3.790%	1-day Secured Overnight Financing Rate	05/10/23	USD	5,027,000	145,029	(254,711)
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Pay	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD	2,596,000	70,222	(120,572)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD	2,514,000	63,478	(100,173)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD	1,298,000	34,673	(62,266)
Call on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Pay	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD	2,514,000	77,054	(29,773)
Call on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD	4,205,000	19,784	(34,244)
Call on 1-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD	8,410,000	36,604	(37,913)
Call on 30-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.994%	1-day Secured Overnight Financing Rate	06/14/23	USD	649,000	28,021	(23,048)
Put on 10-Year Interest Rate Swap(3)	Bank of America N.A.	Receive	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD	1,298,000	35,111	(15,726)
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	3.790%	1-day Secured Overnight Financing Rate	05/10/23	USD	5,027,000	145,029	(6,263)
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Receive	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD	2,596,000	70,222	(32,056)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Receive	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD	2,514,000	63,478	(33,518)
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Receive	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD	1,298,000	34,673	(14,870)
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Receive	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD	2,514,000	77,054	(65,387)
Put on 1-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD	4,205,000	19,785	(13,192)
Put on 1-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD	8,410,000	36,604	(53,422)
Put on 30-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	2.994%	1-day Secured Overnight Financing Rate	06/14/23	USD	649,000	28,021	(18,518)
								$1,019,953	$(976,714)

At March 31, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate(4)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(5)	Unrealized Appreciation/(Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	1,307,000	$(228,725)	$10,315
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	3,070,500	(552,690)	12,364
								$(781,415)	$22,679

At March 31, 2023, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate(4)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(5)	Unrealized Appreciation/(Depreciation)
Call on 5-Year Interest Rate Swap	Bank of America N.A.	0.000%	Pay	1-day Secured Overnight Financing Rate	03/27/28	USD	649,000	$27,518	$28
Call on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	0.000%	Pay	1-day Secured Overnight Financing Rate	03/14/28	USD	1,298,000	56,563	2,256
Put on 5-Year Interest Rate Swap	Bank of America N.A.	0.000%	Receive	1-day Secured Overnight Financing Rate	03/27/28	USD	649,000	27,518	583
Put on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	0.000%	Receive	1-day Secured Overnight Financing Rate	03/14/28	USD	1,298,000	56,563	4,602
								$168,162	$7,469

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

(1)	Payments made at maturity date.
(2)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(4)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(5)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RON	-	Romanian New Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $134,991,340.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$6,178,756
Gross Unrealized Depreciation	(12,078,452)
Net Unrealized Depreciation	$(5,899,696)